Business Combination	12 Months Ended
Dec. 31, 2019
Business Combinations [Abstract]
Business Combination

5. BUSINESS COMBINATION

Description of the Business Combination

Following the approval at the special meeting of the stockholders of the Company held on November 22, 2019, and pursuant to and in accordance with the terms of the Stock Purchase Agreement, as amended, the shareholders of Kaleyra S.p.A. (the “Sellers”) on November 25, 2019 sold, transferred, assigned, conveyed and delivered to the Company all of the Kaleyra S.p.A. stock.

As consideration for the Business Combination, the Company issued on November 25, 2019 (the “Business Combination Date”), in the aggregate, 10,687,106 shares of common stock to the Sellers.

In addition, as consideration for the Business Combination, on November 25, 2019 the Company issued unsecured convertible promissory notes to each of Esse Effe S.p.A. (“Esse Effe”) and Maya Investments Limited (“Maya”) in the amount of $6.0 million and $1.5 million, respectively, and also issued other unsecured promissory notes to each of Esse Effe and Maya in the identical respective amounts.

Immediately after giving effect to the Business Combination (including as a result of the redemptions and the automatic conversion of rights into shares of common stock), there were 19,977,113 shares of the Company’s issued and outstanding common stock. As of the date of the Business Combination, the Company’s directors and executive officers and affiliated entities beneficially owned approximately 63.36% of the Company’s outstanding shares of common stock, and the former security holders of GigCapital Inc. beneficially owned approximately 46.50% of the Company’s outstanding shares of common stock.

The per share redemption price of $10.5019 for public holders of the Company’s shares of common stock electing redemption was paid out of the Company’s Trust Account, which after taking into account the redemptions, had a balance after paying for the redemptions and immediately prior to the closing of the Business Combination of approximately $40.8 million.

Accounting for the Business Combination

The Business Combination is accounted for as a reverse recapitalization in accordance with US GAAP. Under this method of accounting, Kaleyra, Inc. will be treated as the “acquired” company for financial reporting purposes. This determination was primarily based on Kaleyra S.p.A.’s operations comprising substantially all of the ongoing operations of the post-combination company, Kaleyra S.p.A.’s senior management comprising substantially all of the senior management of the post-combination company and the existence of a majority voting interest in the post-combination company. Accordingly, for accounting purposes, the Business Combination is treated as the equivalent of Kaleyra S.p.A. issuing stock for the net assets of Kaleyra, Inc., accompanied by a recapitalization.

As a result of the accounting for the Business Combination, the number of common shares authorized and outstanding during periods prior to the Business Combination, have been retrospectively adjusted reflecting the exchange ratio established in the Business Combination. The common stock and additional paid-in capital have also been retrospectively adjusted, accordingly. Specifically, the number of common shares outstanding during periods prior to the Business Combination are computed on the basis of the number of common shares of Kaleyra S.p.A. (accounting acquiror) during those periods multiplied by the exchange ratio established in the Stock Purchase Agreement. Accordingly, weighted-average shares outstanding for purposes of the net loss per share calculation have been retrospectively adjusted as shares reflecting the exchange ratio established in the Business Combination. See Note 24 – Loss per Share Attributable to Common Stockholders for further details.

The net assets of Kaleyra, Inc. are stated at historical cost, with no goodwill or other intangible assets recorded. Operations prior to the Business Combination are the historical operations of Kaleyra S.p.A.

The following table summarizes the assets and liabilities of Kaleyra, Inc., stated at historical cost at the Business Combination closing date as follows (in thousands):

Cash and cash equivalents	$231
Restricted cash	21,435
Other current assets	14

Total assets	21,680

Debt for forward share purchase agreements	34,580
Notes payable to Sellers	15,000
Notes payable to Founders, current	3,578
Account payables and other current liabilities	8,896

Total liabilities	62,054

Net liabilities	$40,374

In connection with the Business Combination, the Company incurred direct and incremental costs of approximately $7.7 million, consisting of legal and professional fees, which are included in general and administrative expenses in the consolidated statement of operations in 2019.

For the business combinations related to the acquisitions of Buc Mobile and Solutions Infini, both completed in fiscal year 2018, reference is made to the Company’s consolidated financial statements for the year ended December 31, 2018.